Regulatory Capital Requirements (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank [Member]
Conservation buffer	25.00%
Non-Cumulative Series A Preferred Stock [Member]
Redemption price per share	$ 100,000	$ 100,000
Preferred stock, liquidation value		$ 1.5
Repurchase of preferred shares	15